Stockholders' Equity (Deficit) (Details)	12 Months Ended
Dec. 31, 2022 Vote $ / shares
Stockholders' Equity (Deficit)
Dividends declared | $ / shares	$ 0
Common stock, conversion ratio	1
Class A Common Stock
Stockholders' Equity (Deficit)
Votes per share	1
Class B Common Stock
Stockholders' Equity (Deficit)
Votes per share	20
Common stock, beneficial ownership	20.00%
Number of affirmative vote	67.00%